Supplemental Oil and Gas Reserve Information (Tables)	12 Months Ended
Dec. 31, 2013
Extractive Industries [Abstract]
Schedule of reserves associated with properties owned by Petroleum

Thefollowing table sets forth estimated proved reserves together with the changes therein (Oil and NGL in Bbls, gas in Mcf, gas convertedto BOE by dividing Mcf by six) for the years ended December 31, 2012 and 2013, giving effect to reserves associated with propertiesowned by Petroleum during the period and transferred to us in 2013:

	Oil	Gas	BOE

Balance at December 31, 2010	-	-	-

Purchase and assignment of minerals in place	13,720	-	13,720

Balance at December 31, 2011	13,720	-	13,720

Purchase and discoveries of minerals in place	153,280	378,511	216,365
Production	(679)	(1,338)	(902)

Balance at December 31, 2012	166,321	377,173	229,183
Revisions	171,385	310,181	223,082
Purchase and discoveries of minerals in place	1,216,611	2,521,015	1,636,780
Production	(13,915)	(11,048)	(15,756)

Balance at December 31, 2013	1,540,402	3,197,321	2,073,289

Schedule of discounted future net cash flows relating to estimated proved reserves

Thestandardized measure of discounted future net cash flows relating to estimated proved reserves as of December 31, 2013, 2012 and2011, as recast, giving effect to reserves associated with properties owned by Petroleum during the period and transferred tous in 2013, was as follows (In thousands):

	2013	2012	2011

Future cash inflows	$152,038	$17,034	$1,146
Future costs:
Production	(31,849)	(4,326)	(466)
Development	(31,885)	(5,761)	(225)

Future net cash inflows	88,304	6,947	455
10% discount factor	(55,512)	(436)	(361)

Standardized measure of discounted net cash flows	$32,792	$2,708	$94

Schedule of standardized measure of discounted future net cash flows relating to estimated proved reserves

Changesin the standardized measure of discounted future net cash flows relating to estimated proved reserves for the year ended December31, 2013, giving effect to reserves associated with properties owned by Petroleum during the period and transferred to us in 2013,was as follows (In thousands):

	2013	2012	2011

Standardized measure at beginning of period	$2,708	$94	$-

Sales, net of production costs	(1,206)	(50)	-
Revisions	7,372	-	-
Purchases and discoveries of minerals in place	23,918	2,664	94

Standardized measure at end of period	$32,792	$2,708	$94

Schedule of estimated present value of future cash flows relating to estimated proved reserves is extremely sensitive to prices

Theestimated present value of future cash flows relating to estimated proved reserves is extremely sensitive to prices used at anymeasurement period.  The average prices used for each commodity for the year ended December 31, 2013 and 2012 was asfollows:

	Average Price
	Oil	Gas

December 31, 2012	$89.14	$7.23
December 31, 2013	$91.24	6.06

Schedule of Analysis of Reserves

Thefollowing table presents Arabella’s estimated net proved oil and natural gas reserves and the present value of Arabella’sreserves as of December 31, 2013 and December 31, 2012, based on the reserve report prepared by WPC, and such reserve reportshave been prepared in accordance with the rules and regulations of the SEC. All Arabella’s proved reserves included in thereserve reports are located in North America.

	December 31, 2013 (1) (2)	December 31, 2012 (1) (2)	December 31, 2011 (1) (2)

Estimated proved developed reserves:
Oil (MBbls)	118.5	7.7	-
Natural gas (MMcf)	211.4	6.4	-
Natural gas liquids (MBbls)	-	-	-
Total (MBOE)	153.7	8.8	-
Estimated proved undeveloped reserves:
Oil (MBbls)	1,421.9	158.6	13.7
Natural gas (MMcf)	2,985.9	370.8	-
Natural gas liquids (MBbls)	-	-	-
Total (MBOE)	1,919.6	222.1	13.7

Estimated Net Proved Reserves:
Oil (MBbls)	1,540.4	166.3	13.7
Natural gas (MMcf)	3,197.3	377.2	-
Natural gas liquids (MBbls)	-	-	-
Total (MBOE)	2,073.3	229.2	13.7
Percent proved developed	7.4%	3.8%	-%

Probable reserves
Oil (MBbls)	2,961.5	1,414.8	-
Natural gas (MMCF)	6,219.1	1980.7	-
Natural gas liquids (MBbls)	-	-	-
Total (MBOE)	3,998.0	1744.9	-

Possible reserves
Oil (MBls)	4,092.8	297.9	149.8
Natural gas (MMCF)	8,594.9	417.1	208.5
Natural gas liquids (MBbls)	-	-	-
Total (MBOE)	5,525.3	367.4	183.6

(1)Estimates of reserves as of December 31, 2013, 2012 and 2011, were prepared using an average price equal to the unweighted arithmeticaverage of hydrocarbon prices received on a field-by-field basis on the first day of each month within the 12-month periods endedDecember 31, 2013, 2012 and 2011, respectively, in accordance with revised SEC guidelines applicable to reserves estimates asof the end of such periods. Reserve estimates do not include any value for probable or possible reserves that may exist, nor dothey include any value for undeveloped acreage. The reserve estimates represent Arabella’s net revenue interest in Arabella’sproperties. Although Arabella believes these estimates are reasonable, actual future production, cash flows, taxes, developmentexpenditures, operating expenses and quantities of recoverable oil and natural gas reserves may vary substantially from theseestimates.

(2)The reserves at December 31, 2012 and 2011 include reserves associated with properties owned by Petroleum during the period andtransferred to us in 2012 and 2013.

Theforegoing reserves are all located within the continental United States. Reserve engineering is a subjective process of estimatingvolumes of economically recoverable oil and natural gas that cannot be measured in an exact manner. The accuracy of any reserveestimate is a function of the quality of available data and of engineering and geological interpretation. As a result, the estimatesof different engineers often vary. In addition, the results of drilling, testing and production may justify revisions of suchestimates. Accordingly, reserve estimates often differ from the quantities of oil and natural gas that are ultimately recovered.Estimates of economically recoverable oil and natural gas and of future net revenues are based on a number of variables and assumptions,all of which may vary from actual results, including geologic interpretation, prices and future production rates and costs. Arabellahas not filed any estimates of total, proved net oil or natural gas reserves with any federal authority or agency other than theSEC.